Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Main items related to operating activities
Overdue receivables	$ 5,481	$ 4,482	$ 4,197
Due in less than 90 days
Main items related to operating activities
Overdue receivables	3,328	2,844	2,140
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	672	260	239
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	571	556	553
Due after 12 months
Main items related to operating activities
Overdue receivables	910	823	1,265
Accounts receivable
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(793)	(831)	(674)
Increase (net)	(98)	(24)	(107)
Currency translation adjustments and other variations	65	62	(50)
Valuation allowance as of the end of the period	(826)	(793)	(831)
Other current assets
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(268)	(275)	(335)
Increase (net)	(83)	(10)	37
Currency translation adjustments and other variations	26	17	23
Valuation allowance as of the end of the period	$ (325)	$ (268)	$ (275)